INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision (benefit) for income taxes for the years ended December 31, 2014 and 2013 consist of the following:
	2014	2013

Current	$-	$-
Deferred	-	-
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The provision (benefit) for income taxes differs from the amount of income tax determined by applying the applicable statutory income tax rate of 39.6% for the December 31, 2014 and 2013 to the loss before taxes as a result of the following differences:

	2014	2013
Income (loss) before income taxes	$(3,730,948)	$(1,486,257)
Statutory tax rate	39.6%	39.6%
Total tax at statutory rate	(1,477,455)	(558,558)
Temporary differences	37,500	(40,000)
Permanent difference – meals and entertainment	13,100	3,000
Permanent differences- non cash compensation, derivatives and discount amortization	880,000	1,054,220
Total	(546,855)	458,662
Changes in valuation allowance	546,855	(458,662)

Income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	As of December 31, 2014 and 2013 significant components of the Company's deferred tax assets are as follows:

	2014	2013
Deferred Tax Assets (Liabilities):
Net operating loss carryforwards	$1,014,000	$529,000
Allowance for doubtful accounts	11,000	42,000
Intangible assets	(1,781,000)
Property and equipment	(87,000)	(20,000)
Net deferred tax assets (liabilities)	(843,000)	551,000
Valuation allowance	(226,000)	(551,000)
Net deferred tax assets (liabilities)	$(1,069,000)	$-